Commitments and contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 18, 2021	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies
Tax provisions		$ 35,899	$ 36,409
Uncertain tax positions for which no provision has been made		12,685	12,833
Bank guarantees		1,092	1,221
Lease liability for short-term leases subject to exemption		1,107	1,044
Commitments		$ 37,500
Commitment period		3 years
Payments to suppliers		$ 12,000
December 2023
Commitments and contingencies
Commitments		12,500
December 2024
Commitments and contingencies
Commitments		13,000
Tax provisions
Commitments and contingencies
Tax provisions		33,870	$ 34,221
Withholding tax and VAT
Commitments and contingencies
Uncertain tax positions for which no provision has been made		$ 17,564
Legal proceedings provision | Alleged misstatements and omissions in connection with and following initial public offering
Commitments and contingencies
Settlement payments made, litigations	$ 5,000
Settlements funded by insurance coverage	$ 1,000